Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
Rental expenses	$ 31,761,708	$ 28,223,879	$ 23,033,850
Future minimum lease payments under non-cancelable operating lease agreements
2016	25,197,159
2017	20,302,682
2018	12,546,811
2019	7,565,448
2020	6,627,977
Then thereafter	40,118,505
Total	$ 112,358,582
Minimum
Operating lease commitments
Remaining lease terms	6 months
Maximum
Operating lease commitments
Remaining lease terms	240 months